FINANCIAL INSTRUMENTS (Details 1)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 MXN ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 3,419,532			$ 11,779,718			$ 5,401,109
Long-term investments	33,773			26,717			27,971
Reclamation bonds	713,830			108,364			105,130	$ 105,130
Amounts receivable	4,634,997			3,050,012			2,695,315
Accounts payable and accrued liabilities	3,511,720			3,727,253			3,019,198
Due to related parties	186,563			199,393			157,386
Equipment loans	397,817			1,190,734			528,843
Finance lease obligations	1,232,773			1,376,933			$ 1,665,848
MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash			$ 9,504,034			$ 15,997,014
Long-term investments
Reclamation bonds
Amounts receivable
Accounts payable and accrued liabilities			(27,482,356)			(21,006,749)
Due to related parties
Equipment loans
Finance lease obligations			(750,795)			(865,526)
Net exposure			$ (18,729,117)			$ (5,875,261)
US dollar equivalent	(949,465)			(284,363)
C$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash		$ 320,751			$ 270,562
Long-term investments		42,368			35,873
Reclamation bonds		895,500			145,500
Amounts receivable		131,961			52,779
Accounts payable and accrued liabilities		(603,463)			(1,249,038)
Due to related parties		(224,664)			(267,726)
Equipment loans		(781,675)			(1,423,042)
Finance lease obligations		(1,002,470)			(1,465,333)
Net exposure		$ (1,221,692)			$ (3,900,425)
US dollar equivalent	$ (973,847)			$ (2,904,910)